Leases (Details) - Schedule of Changes in the Right-of-Use Assets - Vehicles [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Cost [Member]
Schedule of Changes in the Right-of-use Assets [Line Items]
Right-of-use assets at Beginning, Balance	$ 302	$ 189
Right-of-use assets, Additions	39	113
Right-of-use assets, Derecognitions	(111)
Right-of-use assets at Ending, Balance	230	302
Accumulated Depreciation [Member]
Schedule of Changes in the Right-of-use Assets [Line Items]
Right-of-use assets at Beginning, Balance	170	120
Right-of-use assets, Additions	76	50
Right-of-use assets, Derecognitions	(111)
Right-of-use assets at Ending, Balance	135	170
Amortized Cost [Member]
Schedule of Changes in the Right-of-use Assets [Line Items]
Right-of-use assets at Beginning, Balance	132
Right-of-use assets at Ending, Balance	$ 95	$ 132